Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Derivative notional amounts	$ 13,355,846	$ 8,382,140
Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	44,370
Non-derivative liabilities	4,584
Derivative notional amounts	1,779,140
Authorized and committed loan commitments	$ 55,548
Libor [Member] | U.S. dollars [member] | Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets		48,162
Non-derivative liabilities		3,335
Derivative notional amounts		1,870,472
Authorized and committed loan commitments		90,797
CDOR [Member] | Other Currencies [Member] | Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets		37,101
Non-derivative liabilities		4,583
Derivative notional amounts		1,554,518
Authorized and committed loan commitments		$ 26,106